STATEMENTS OF CASH FLOW (USD $)	12 Months Ended		120 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,912,326)	$ (4,556,538)	$ (32,328,365)
Adjustment to reconcile net loss to net cash used in operating activities
Amortization of deferred charges			4,392,456
Amortization of prepaid expenses			75,000
Warrants issued for services	135,851	291,326	4,194,624
Stock options issued for services	674,897	1,816,430	7,464,705
Common stock issued for services and fees	212,156	132,420	1,668,447
Purchase right agreement amortization			132,058
Depreciation and amortization of patents	126,773	79,217	349,417
Realized gain on investments			(3,911)
Realized gain on disposal of assets			(637)
(Increase) decrease in assets
Receivables			(30,461)
Prepaid expenses and other current assets	(42,229)	(48,219)	(132,204)
Increase (decrease) in liabilities
Accounts payable	(30,974)	(43,449)	198,325
Accounts payable and accrued expenses- related parties	(6,789)	(14,610)	(42,109)
Accrued expenses	4,611	(25,039)	85,489
Net cash used in operating activities	(2,838,030)	(2,368,462)	(13,977,166)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(69,875)	(83,248)	(592,910)
Proceeds from sale of available for sale securities			203,911
Proceeds from receipt of note receivable			100,000
Purchase of available for sale securities			(200,000)
Purchase of equipment, furniture and leasehold improvements	(109,278)	(265,634)	(561,157)
Net cash used in investing activities	(179,153)	(348,882)	(1,050,156)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement			7,495,524
Common stock rescinded, private placement			(200,000)
Issuance of common stock, exercise of options and warrants	72,508	444,400	2,093,912
Issuance of common stock, exercise of purchase right agreement			45,138
Issuance of common stock, institutional investor	2,278,500	4,849,999	7,328,499
Repayment of notes payable			(14,970)
Proceeds from subscription receivable			19,000
Advances to stockholders			(4,933)
Proceeds from convertible notes			529,000
Advances from officers			1,498
Net cash provided by financing activities	2,351,008	5,294,399	17,292,668
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(666,175)	2,577,055	2,265,346
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	2,936,879	359,824	5,328
CASH AND CASH EQUIVALENTS - END OF PERIOD		2,936,879
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
CASH PAID DURING THE PERIOD FOR: Interest		109	23,341
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in exchange for deferred charges			3,142,400
Warrants issued in exchange for deferred charges			1,581,056
Common stock issued as settlement for accounts payable			74,708
Accrued interest contributed as capital			35,624
Common stock issued in the conversion of notes payable			529,000
Acquisition of automobile through loan payable			24,643
Common stock issued upon exercise of a warrant in exchange for receivable			75,000
Insurance company pay off of note payable			9,673
Receivable for issuance of common stock			210,001
Contribution of officer accrued payroll			52,129
Common stock issued for prepaid expense			$ 75,000